Convertible Notes Receivable	12 Months Ended
Dec. 31, 2022
Convertible Notes Receivable [Abstract]
Convertible Notes Receivable
7.	Convertible notes receivable

In September 2019, the Company participated in a private placement to purchase US$410,000, at face value, of secured convertible notes issued by Paramount. Each convertible note had an issue price of US$975 per US$1,000 face value with a four-year maturity. The Company purchased 410 convertible notes for a total of $0.5 million (US$399,750). The convertible notes bear interest at a rate of 7.5% per annum, payable semi-annually. At any time after the issuance of the convertible notes, the Company can convert all or any portion of the outstanding amount into common shares of Paramount at a price of US$1.00 per common share. The convertible notes receivable are recorded at fair value through profit or loss. The fair value of the convertible notes receivable is determined by using the Binomial Option Pricing model.

As at December 31, 2022, the fair value of the convertible notes receivable was $0.6 million (December 31, 2021 - $0.6 million). The fair value was determined using the binomial option pricing model using the following assumptions: risk-free rate of 2.96%, 0.75 years expected remaining life of the convertible note, volatility of 52.6% based on Paramount stock price volatility, forfeiture rate of nil, and dividend yield of nil.

As at December 31, 2021, the fair value of the convertible notes was determined using the binomial option pricing model using the following assumptions: risk-free rate of 0.91%, 1.75 years expected remaining life of the convertible note, volatility of 47% based on Paramount stock price volatility, forfeiture rate of nil, and dividend yield of nil.

During 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 2021 and June 2022. During 2021, the Company received 30,086 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 2020 and June 2021. Subsequent to December 31, 2022, the Company received 43,928 common shares of Paramount for payment of interest on the secured convertible notes accrued and receivable as at December 31, 2022. The accrued interest is classified as receivable from a related party as of December 31, 2022.